Short Term Loans - Schedule of Short Term Loans Due to Bank and Government (Details) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total short-term loans	$ 472,481	$ 453,801	$ 486,390
Loan from Agricultural Bank of China [Member]
Total short-term loans	224,630	215,749	231,243
Loan from Yangshuo County Bureau [Member]
Total short-term loans	97,892	94,022	100,774
Loan from Yangshuo County Bureau 1 [Member]
Total short-term loans	$ 149,959	$ 144,030	$ 154,373